Acquisitions and disposals	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about business combination [abstract]
Acquisitions and disposals
21. Acquisitions and disposals

Business combinations are accounted for using the acquisition accounting method as at the acquisition date, which is the date at which control is transferred to the Group.
Goodwill is measured at the acquisition date as the fair value of consideration transferred, plus non-controlling interests and the fair value of any previously held equity interests less the net recognised amount (which is generally fair value) of the identifiable assets and liabilities assumed. Goodwill is subject to an annual review for impairment (or more frequently if necessary) in accordance with our accounting policies. Any impairment is charged to the income statement as it arises. Detailed information relating to goodwill is provided in note 9 on pages 172 to 174.
Non-controlling interests are valued based on the proportion of net assets of the acquired company at the date of acquisition.
Transaction costs are expensed as incurred, within non-underlying items.
Changes in ownership that do not result in a change of control are accounted for as equity transactions and therefore do not have any impact on goodwill. The difference between consideration and the non-controlling share of net assets acquired is recognised within equity.

21. Acquisitions and disposals continued
2022
In 2022, the Group completed the business acquisitions and disposals as listed below. The net consideration for acquisitions in 2022 is €811 million (2021: €2,117 million for acquisitions completed during that year). More information related to the 2022 acquisition is provided below.

Deal completion date	Acquired business
25 April 2022	Sold S3, Royale Ambrée and Petit Cheri brands in Spain to Sensogreen Healthcare.
29 April 2022	Sold Unilever Life, the direct selling business in Thailand, to RS Group.
1 July 2022
Sold ekaterra (Global Tea business excluding India, Indonesia, Nepal and Ready to Drink) to CVC Capital Partners. ekaterra includes brands such as Lipton, Brooke Bond and PG Tips. Further details are provided below.

7 July 2022
Acquired a further 67% of Nutraceutical Wellness, Inc. (Nutrafol) bringing total investment to 80%, a producer based in the US of hair growth solutions for men and women. The acquisition complements Unilever’s existing Health & Wellbeing portfolio, bringing to market a science-led approach to hair wellness. Further details are provided below.

Nutrafol Acquisition
On 7 July 2022, Unilever acquired a further 67% of the shares of Nutrafol, a US-based hair wellness company in which Unilever Ventures previously held a minority stake (13%), to bring Unilever’s total equity interest to 80%. The fair value of Unilever Ventures' equity interest in Nutrafol before the business combination amounted to €157 million, with a gain of €149 million recognised as Other Comprehensive Income prior to derecognition of the investment. Strategically, Nutrafol expands our Health & Wellbeing portfolio, bringing to market a science-led approach to hair wellness supported by digital-first capabilities. We believe Unilever’s capabilities and sustainability principles will allow us to protect the legacy of the brand while strengthening it.
The total consideration paid for the 67% share of Nutrafol was €811 million, all of which was settled in cash on completion.
The provisional fair value of net assets recognised on the balance sheet is €487 million. Currently all balances remain provisional as we finalise our review of the asset valuations. The main asset acquired was the brand intangible valued using an income approach model by estimating future cash flows generated by the brand and discounting them to present value using rates in line with a market participant expectation. The key assumptions in the brand valuation are revenue growth and discount rates. A deferred tax liability primarily related to the brand intangibles estimated at €153 million was also recognised.
As part of the acquisition, goodwill of €580 million has been recognised and is not deductible for tax purposes. Since the acquisition date, the goodwill balance has decreased by €25 million as a result of foreign exchange. Goodwill represents the future value that the Group believes it will obtain through operational synergies and the application of acquired company ideas to existing Unilever channels and businesses. Detailed information relating to goodwill is provided in note 9 on pages 172 to 175.
2021
In 2021 the Group completed the business acquisitions and disposals listed below. In each case (unless otherwise stated), 100% of the businesses were acquired. For all businesses acquired, the acquisition accounting has been finalised. Subsequent changes to the provisional numbers published last year are immaterial. Total consideration for 2021 acquisitions was €2,117 million.

Deal completion date	Acquired business
29 January 2021	Acquired 51% of Welly Health, a producer of bandages and other healthcare-related items. The acquisition helps to expand Unilever’s existing Health & Wellbeing portfolio.
28 May 2021	Acquired Onnit Lab Inc. a holistic wellness and lifestyle company based in the US. Onnit complements our growing portfolio of innovative wellness and supplement brands.
2 August 2021	Acquired Paula's Choice Inc., a Prestige Skin Care company based in the US. The acquisition strengthens our presence in Prestige Skin Care, with an established direct-to-consumer eCommerce business.
Paula's Choice Acquisition
On 2 August 2021, the Group acquired 100% of the shares of Paula's Choice Inc., a US-based Prestige Skin Care company. The total consideration paid was €1,832 million which comprised of €1,818 million cash paid on the completion date and €14 million of deferred consideration. The fair value of net assets recognised on the balance sheet was €1,223 million. The main assets acquired were brands which were valued using an income approach model by estimating future cash flows generated by the brand and discounting them to present value using rates in line with a market participant expectation. As part of the acquisition, goodwill of €609 million was recognised and which was not deductible for tax purposes.
Effect on consolidated income statement
The acquisition deals completed in 2022 have contributed €174 million to the Group turnover and €31 million to the Group operating profit since the date of acquisition. If the acquisition deals completed in 2022 had all taken place at the beginning of the year, Group turnover would have been €60,206 million, and Group operating profit would have been €10,772 million. In 2021, the impact of acquisitions completed in the year was €196 million to Group turnover and €16 million to Group operating profit since the date of acquisition. If all of the acquisitions had taken place at the beginning of 2021, Group turnover for 2021 would have been €52,637 million and Group operating profit would have been €8,738 million.
21. Acquisitions and disposals continued
Effect on consolidated balance sheet
Acquisitions
The following table sets out the overall impact of the Nutrafol acquisition in 2022 as well as comparative years on the consolidated balance sheet. The fair values currently used for opening balances of the Nutrafol acquisition are provisional. These balances remain provisional due to outstanding relevant information in regard to facts and circumstances that existed as of the acquisition date and/or where valuation work is still ongoing.

	€ million	€ million	€ million
	2022	2021	2020 (a)
Net assets acquired	487	1,372	3,857
Non-controlling interest	(99)	(14)	(27)
Goodwill	580	759	2,507
Total consideration	968	2,117	6,337
(a)In 2020, we acquired the Horlicks and Boost brands from GlaxoSmithKline Consumer Healthcare Limited. Of the net assets acquired, €3,345 million related to brands, €746 million related to deferred tax liabilities and €2,090 million related to goodwill. The total consideration paid was €5,294 million comprised of €449 million in cash and €4,845 million in shares of Hindustan Unilever Limited. This resulted in a dilution of Unilever’s interest in Hindustan Unilever Limited from 67.2% to 61.9%.

In 2022, the net assets acquired and total payment for the Nutrafol acquisition consists of:

€ million
2022
Intangible assets	603
Other non-current assets	–
Trade and other receivables	11
Other current assets(a)	70
Non-current liabilities(b)	(160)
Current liabilities	(37)
Net assets acquired	487
Non-controlling interest	(99)
Goodwill	580
Total consideration	968
Of which:
Cash consideration paid for 67% stake	811
Fair value of 13% stake previously held by Unilever Ventures	157
(a)Other current assets include inventories of €41 million and cash and cash equivalents of €29 million.
(b)Non-current liabilities include deferred tax of €153 million.
21. Acquisitions and disposals continued
Disposals
Total consideration for 2022 disposals is €4,606 million (2021: €49 million for disposals completed during that year). The following table sets out the effect of disposals in 2022 and comparative years on the consolidated balance sheet. The results of disposed businesses are included in the consolidated financial statements up until their date of disposal.

	€ million	€ million
	2022	2021
Goodwill and intangible assets(a)	948	3
Other non-current assets(b)	1,075	4
Current assets(c)	833	10
Liabilities(d)	(649)	(3)
Net assets sold	2,207	14
(Gain)/loss on recycling of currency retranslation on disposal	65	0
Profit/(loss) on sale attributable to Unilever	2,334	35
Consideration	4,606	49
Of which:
Cash	4,606	40
Cash balances of businesses sold	20	3
Non-cash items and deferred consideration	(20)	6
(a)Includes €548 million of allocated goodwill and €395 million related to intangibles related to Tazo, T2, Pukka and Glen for the disposal of ekaterra.
(b)Non-current assets include PPE of €453 million and deferred tax assets of €595 million related to the disposal of ekaterra.
(c)Current assets include inventories of €301 million and trade and other receivables of €487 million related to the disposal of ekaterra.
(d)Liabilities include €518 million of trade payables, €59 million of financial liabilities and €31 million of deferred tax liabilities related to the disposal of ekaterra.

ekaterra Disposal
On 1 October 2021, Unilever completed the internal reorganisation whereby it separated elements of its Tea business into ekaterra, a separate legal structure, which at the time was still 100% owned by Unilever. In November 2021, Unilever Group signed an agreement to sell ekaterra to CVC Capital Partners.
On 1 July 2022, Unilever sold ekaterra, to CVC Capital Partners for €4,594 million cash consideration. The transaction involved the sale of 100% shares of ekaterra Holdings B.V. and tea business assets in a small number of jurisdictions that were delayed for local tax and/or legal reasons.
Profit on this disposal was €2,303 million, recognised as a non-underlying item (see note 3).